UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-5853


                              HERITAGE INCOME TRUST
                              ---------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                1601 K Street, NW
                           Washington, D.C. 20006-1600




Date of fiscal year end: September 30, 2005
                         ------------------

Date of reporting period: December 31, 2005
                          -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

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                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2005
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                     % OF NET
                                                                                          AMOUNT          VALUE         ASSETS
                                                                                          ------          -----         ------
CORPORATE BONDS
---------------
DOMESTIC
--------
     ADVERTISING
     -----------
        R.H. Donnelley Corporation, 144A, 10.875%, 12/15/12                                  275,000       $ 310,062        0.4%
                                                                                                     ----------------  ----------
     AEROSPACE/DEFENSE
     -----------------
        Alliant Techsystems Inc., 8.5%, 05/15/11                                             425,000         446,250        0.7%
        Argo-Tech Corporation, 9.25%, 06/01/11                                               375,000         384,375        0.6%
        DRS Technologies, Inc., 6.875%, 11/01/13                                             350,000         334,688        0.5%
        L-3 Communications Corporation, 7.625%, 06/15/12                                     250,000         263,125        0.4%
        Moog Inc., 6.25%, 01/15/15                                                           350,000         344,750        0.5%
        Sequa Corporation, 9.0%, 08/01/09                                                    400,000         425,000        0.6%
                                                                                                     ----------------  ----------
                                                                                                           2,198,188        3.3%
     AGRICULTURE
     -----------
        Hines Nurseries, Inc., 10.25%, 10/01/11                                              350,000         343,000        0.5%
                                                                                                     ----------------  ----------
     AIRLINES
     --------
        Airplanes Pass Through Trust, Series "D", 10.875%, 03/15/19 (a) (b)                  493,850               0        0.0%
        Continental Airlines, Inc., Series "981C", 6.541%, 09/15/08                           89,589          85,096        0.1%
                                                                                                     ----------------  ----------
                                                                                                              85,096        0.1%
     APPAREL
     -------
        Levi Strauss & Co., 8.804% FRN, 04/01/12                                             125,000         125,938        0.2%
        Levi Strauss & Co., 12.25%, 12/15/12                                                  65,000          72,475        0.1%
        Levi Strauss & Co., 9.75%, 01/15/15                                                  250,000         260,000        0.4%
                                                                                                     ----------------  ----------
                                                                                                             458,413        0.7%
     AUTO MANUFACTURERS
     ------------------
        Ford Motor Company, 6.625%, 10/01/28                                                  50,000          32,250        0.1%
        Ford Motor Company, 7.45%, 07/16/31                                                2,000,000       1,360,000        2.0%
        Ford Motor Company, 8.9%, 01/15/32                                                   100,000          73,250        0.1%
        General Motors Corporation, 8.25%, 07/15/23                                          200,000         128,500        0.2%
        General Motors Corporation, 8.375%, 07/15/33                                       1,000,000         660,000        1.0%
                                                                                                     ----------------  ----------
                                                                                                           2,254,000        3.4%
     AUTO PARTS & EQUIPMENT
     ----------------------
        Breed Technologies, Inc.,  9.25%, 04/15/08 (a) (b)                                   500,000               0        0.0%
        Dana Corporation, 7.0%, 03/01/29                                                     200,000         143,500        0.2%
        TRW Automotive Inc., 9.375%, 02/15/13                                                312,000         337,740        0.5%
                                                                                                     ----------------  ----------
                                                                                                             481,240        0.7%
     BROADCASTING SERVICES/PROGRAMS
     ------------------------------
        Nexstar Finance Holdings, LLC and Nexstar Finance Holdings, Inc., 0.0%
        to 04/01/08, 11.375% to maturity (c), 04/01/13                                       125,000          94,219        0.1%
                                                                                                     ----------------  ----------
     BUILDING MATERIALS
     ------------------
        Associated Materials Inc., 0.0% to 03/01/09, 11.25% to maturity (c), 03/01/14        300,000         147,000        0.2%
        Nortek, Inc., 8.5%, 09/01/14                                                         225,000         217,125        0.3%
                                                                                                     ----------------  ----------
                                                                                                             364,125        0.5%
     CHEMICALS
     ---------
        Airgas, Inc., MTN, 7.75%, 09/15/06                                                   250,000         253,750        0.4%
        Equistar Chemicals, LP and Equistar Funding Corporation, 10.625%, 05/01/11           150,000         165,000        0.2%
        FMC Corporation, 7.75%, 07/01/11                                                     225,000         243,128        0.3%
        Hercules Inc., 6.75%, 10/15/29                                                       250,000         240,625        0.3%
        ISP Chemco Inc., Series "B", 10.25%, 07/01/11                                        400,000         426,000        0.6%
        Lyondell Chemical Company, 9.5%, 12/15/08                                             88,000          92,180        0.1%
        Millennium America Inc., 9.25%, 06/15/08                                             525,000         566,344        0.8%
        NewMarket Corporation/Ethyl Corporation, 8.875%, 05/01/10                            550,000         576,125        0.8%
        OM Group, Inc., 9.25%, 12/15/11                                                       75,000          73,312        0.1%
        Resolution Performance Products Inc., 13.5%, 11/15/10                                400,000         423,000        0.6%
                                                                                                     ----------------  ----------
                                                                                                           3,059,464        4.2%

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                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2005
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                     % OF NET
                                                                                          AMOUNT          VALUE         ASSETS
                                                                                          ------          -----         ------
     COMMERCIAL SERVICES
     -------------------
        Allied Security Escrow Corporation, 11.375%, 07/15/11                                325,000         313,314        0.5%
        Brand Services, Inc., 12.0%, 10/15/12                                                125,000         131,250        0.2%
        Cadmus Communications Corporation, 8.375%, 06/15/14                                  100,000         102,750        0.1%
        Cenveo Corporation, 9.625%, 03/15/12                                                 175,000         189,000        0.3%
        Cenveo Corporation, 7.875%, 12/01/13                                                 275,000         265,375        0.4%
        Hertz Corporation, 144A, 10.5%, 01/01/16                                             125,000         128,750        0.2%
        Iron Mountain Inc., 8.25%, 07/01/11                                                  200,000         203,000        0.3%
        Iron Mountain Inc., 8.625%, 04/01/13                                                 375,000         390,938        0.6%
        Iron Mountain Inc., 7.75%, 01/15/15                                                  225,000         226,688        0.3%
                                                                                                     ----------------  ----------
                                                                                                           1,951,065        2.9%
     COMPUTERS
     ---------
        SunGard Data Systems Inc., 144A, 9.125%, 08/15/13                                    100,000         103,500        0.1%
        Unisys Corporation, 7.875%, 04/01/08                                                  50,000          49,125        0.1%
        Unisys Corporation, 6.875%, 03/15/10                                                 325,000         300,625        0.4%
                                                                                                     ----------------  ----------
                                                                                                             453,250        0.6%
     DIVERSIFIED MANUFACTURER
     ------------------------
        Blount, Inc., 8.875%, 08/01/12                                                       200,000         211,000        0.3%
        KI Holdings Inc., 0.0% to 11/15/09, 9.875% to maturity (c), 11/15/14                 225,000         147,375        0.2%
        Koppers Inc., 9.875%, 10/15/13                                                       250,000         271,250        0.4%
        Park-Ohio Industries, Inc., 8.375%, 11/15/14                                         225,000         196,875        0.3%
                                                                                                     ----------------  ----------
                                                                                                             826,500        1.2%
     ELECTRIC
     --------
        Calpine Corporation, 144A, 8.5%, 07/15/10                                             50,000          41,000        0.1%
        Calpine Corporation, 144A, 8.75%, 07/15/13                                           400,000         328,000        0.5%
        Calpine Generating Company, LLC and CalGen Finance Corporation, 13.216% FRN,
        04/01/11                                                                             175,000         177,625        0.3%
        Edison Mission Energy, 10.0%, 08/15/08                                               325,000         355,875        0.5%
        Edison Mission Energy, 7.73%, 06/15/09                                               700,000         722,750        1.1%
        Edison Mission Energy, 9.875%, 04/15/11                                               25,000          29,156        0.1%
        Mirant Americas Generation, LLC, 7.625%, 05/01/06 (a)                                 75,000          91,500        0.1%
        Mirant North America, LLC, 144A, 7.375%, 12/31/13 (a)                                225,000         227,531        0.3%
        NRG Energy, Inc., 8.0%, 12/15/13                                                     501,000         558,615        0.8%
        Reliant Energy, Inc., 9.25%, 07/15/10                                                575,000         575,000        0.8%
        Reliant Energy, Inc., 9.5%, 07/15/13                                                 250,000         250,625        0.4%
        The AES Corporation, 9.5%, 06/01/09                                                  125,000         135,000        0.2%
        The AES Corporation, 9.375%, 09/15/10                                                250,000         273,125        0.4%
        The AES Corporation, 7.75%, 03/01/14                                                 400,000         419,500        0.6%
                                                                                                     ----------------  ----------
                                                                                                           4,185,302        6.2%
     ELECTRICAL COMPONENTS & EQUIPMENT
     ---------------------------------
        Motors and Gears, Inc., Series "D", 10.75%, 11/15/06                                 200,000         192,000        0.3%
                                                                                                     ----------------  ----------
     ELECTRONICS
     -----------
        Muzak LLC and Muzak Finance Corporation, 10.0%, 02/15/09                             225,000         196,312        0.3%
        Muzak LLC and Muzak Finance Corporation, 9.875%, 03/15/09                            125,000          68,906        0.1%
                                                                                                     ----------------  ----------
                                                                                                             265,218        0.4%
     ENTERTAINMENT
     -------------
        Choctaw Resort Development Enterprise, 144A, 7.25%, 11/15/19                         275,000         279,469        0.4%
        Cinemark, Inc., 0.0% to 03/15/09, 9.75% to maturity (c), 03/15/14                    575,000         425,500        0.6%
        Herbst Gaming, Inc., 8.125%, 06/01/12                                                400,000         416,000        0.6%
        Pinnacle Entertainment, Inc., 8.25%, 03/15/12                                        375,000         387,656        0.6%
        Scientific Games Corporation, 6.25%, 12/15/12                                        225,000         221,344        0.3%
        Six Flags, Inc., 9.75%, 04/15/13                                                      50,000          49,062        0.1%
        Six Flags, Inc., 9.625%, 06/01/14                                                    125,000         121,562        0.2%
                                                                                                     ----------------  ----------
                                                                                                           1,900,593        2.8%

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                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2005
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                     % OF NET
                                                                                          AMOUNT          VALUE         ASSETS
                                                                                          ------          -----         ------
     ENVIRONMENTAL CONTROL
     ---------------------
        Aleris International, Inc., 10.375%, 10/15/10                                        200,000         218,500        0.3%
        Allied Waste North America, Inc., Series "B", 9.25%, 09/01/12                        317,000         343,153        0.5%
        Allied Waste North America, Inc., Series "B", 7.375%, 04/15/14                       350,000         340,375        0.5%
        Allied Waste North America, Inc., Series "B", 7.25%, 03/15/15                        150,000         151,500        0.2%
        Safety-Kleen Services, Inc., 9.25%, 06/01/08 (a)                                     500,000           1,950        0.0%
                                                                                                     ----------------  ----------
                                                                                                           1,055,478        1.5%
     FINANCIAL SERVICES
     ------------------
        Alamosa (Delaware), Inc., 11.0%, 07/31/10                                            211,000         237,902        0.3%
        Borden U.S. Finance Corporation and Borden Nova Scotia Finance, ULC, 144A,
        9.0%, 07/15/14                                                                       150,000         148,500        0.2%
        Ford Motor Credit Company, 6.625%, 06/16/08                                          550,000         498,881        0.7%
        Ford Motor Credit Company, 7.875%, 06/15/10                                          275,000         247,470        0.4%
        General Motors Acceptance Corporation, 8.0%, 11/01/31                              1,425,000       1,364,980        2.0%
        Global Cash Access Holdings, Inc. and Global Cash Finance Corporation, 8.75%,
        03/15/12                                                                             244,000         259,555        0.4%
        Nebco Evans Holding Company, 12.375%, 07/15/07 (a) (b)                               700,000               0        0.0%
        Rainbow National Services LLC, 144A, 10.375%, 09/01/14                               275,000         308,000        0.4%
                                                                                                     ----------------  ----------
                                                                                                           3,065,288        4.4%
     FOOD
     ----
        Del Monte Corporation, 8.625%, 12/15/12                                              100,000         106,250        0.2%
        Dole Food Company, Inc., 7.25%, 06/15/10                                             350,000         339,500        0.5%
        Pilgrim's Pride Corporation, 9.25%, 11/15/13                                         225,000         240,188        0.3%
        Pinnacle Foods Holding Corporation, 8.25%, 12/01/13                                  400,000         381,000        0.6%
        Swift & Company, 10.125%, 10/01/09                                                   225,000         232,312        0.3%
                                                                                                     ----------------  ----------
                                                                                                           1,299,250        1.9%
     FOREST PRODUCTS & PAPER
     -----------------------
        Appleton Papers Inc., Series "B", 8.125%, 06/15/11                                   175,000         170,188        0.2%
        Appleton Papers Inc., Series "B", 9.75%, 06/15/14                                    200,000         187,000        0.3%
        Buckeye Technologies Inc., 8.0%, 10/15/10                                            425,000         403,750        0.6%
                                                                                                     ----------------  ----------
                                                                                                             760,938        1.1%
     HEALTHCARE SERVICES
     -------------------
        Ameripath, Inc., 10.5%, 04/01/13                                                     325,000         344,500        0.5%
        Community Health Systems, Inc., 6.5%, 12/15/12                                       225,000         219,094        0.3%
        Extendicare Health Services, Inc., 9.5%, 07/01/10                                    200,000         212,250        0.3%
        IASIS Healthcare LLC and IASIS Capital Corporation, 8.75%, 06/15/14                  450,000         472,500        0.7%
        InSight Health Services Corporation, 144A, 9.174% FRN, 11/01/11                      200,000         193,500        0.3%
        National Mentor, Inc., 9.625%, 12/01/12                                              225,000         235,125        0.3%
        Psychiatric Solutions, Inc., 10.625%, 06/15/13                                       133,000         151,288        0.2%
        Tenet Healthcare Corporation, 7.375%, 02/01/13                                       375,000         345,938        0.5%
        Tenet Healthcare Corporation, 9.875%, 07/01/14                                       150,000         151,875        0.2%
        Tenet Healthcare Corporation, 144A, 9.25%, 02/01/15                                  150,000         148,875        0.2%
        Tenet Healthcare Corporation, 6.875%, 11/15/31                                       225,000         181,125        0.3%
        Triad Hospitals, Inc., 7.0%, 11/15/13                                                100,000         100,250        0.1%
                                                                                                     ----------------  ----------
                                                                                                           2,756,320        3.9%
     HOME FURNISHINGS
     ----------------
        Sealy Mattress Company, 8.25%, 06/15/14                                              325,000         334,750        0.5%
        Simmons Bedding Company, 7.875%, 01/15/14                                            150,000         138,750        0.2%
                                                                                                     ----------------  ----------
                                                                                                             473,500        0.7%
     HOUSEHOLD PRODUCTS
     ------------------
        Playtex Products, Inc., 9.375%, 06/01/11                                             300,000         314,250        0.5%
                                                                                                     ----------------  ----------
     IRON/STEEL
     ----------
        Republic Technologies International, LLC and RTI Capital Corporation, 13.75%,        500,000               0        0.0%
        07/15/09 (a)(b)                                                                              ----------------  ----------

     LEISURE TIME
     ------------
        ICON Health & Fitness, Inc., 11.25%, 04/01/12                                        325,000         272,188        0.4%
                                                                                                     ----------------  ----------

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                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2005
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                     % OF NET
                                                                                          AMOUNT          VALUE         ASSETS
                                                                                          ------          -----         ------
     LODGING
     -------
        Caesars Entertainment, Inc., 8.875%, 09/15/08                                        175,000         189,219        0.3%
        Caesars Entertainment, Inc., 7.875%, 03/15/10                                        375,000         403,125        0.6%
        Caesars Entertainment, Inc., 7.0%, 04/15/13                                          400,000         427,907        0.6%
        MGM Mirage Inc., 9.75%, 06/01/07                                                     350,000         368,812        0.5%
        MGM Mirage Inc., 8.375%, 02/01/11                                                    190,000         203,300        0.3%
        Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12                          425,000         468,562        0.7%
        Station Casinos, Inc., 6.875%, 03/01/16                                              300,000         306,750        0.4%
        Turning Stone Casino Resort Enterprise, 144A, 9.125%, 12/15/10                       400,000         412,000        0.6%
                                                                                                     ----------------  ----------
                                                                                                           2,779,675        4.0%
     MACHINERY
     ---------
        NMHG Holding Company, 10.0%, 05/15/09                                                125,000         133,125        0.2%
        Terex Corporation, Series "B", 10.375%, 04/01/11                                     425,000         450,500        0.7%
                                                                                                     ----------------  ----------
                                                                                                             583,625        0.9%
     METAL FABRICATE/HARDWARE
     ------------------------
        Mueller Group, Inc., 10.0%, 05/01/12                                                 375,000         398,438        0.6%
                                                                                                     ----------------  ----------
     OFFICE FURNISHINGS
     ------------------
        Interface, Inc., 9.5%, 02/01/14                                                      275,000         273,625        0.4%
                                                                                                     ----------------  ----------
     OIL & GAS
     ---------
        Chesapeake Energy Corporation, 7.5%, 06/15/14                                        450,000         477,000        0.7%
        Chesapeake Energy Corporation, 6.625%, 01/15/16                                       50,000          50,625        0.1%
        Cimarex Energy Company/Magnum Hunter Resources, Inc., 9.6%, 03/15/12                 520,000         564,200        0.8%
        Forest Oil Corporation, 8.0%, 12/15/11                                               600,000         655,500        1.0%
        Plains Exploration & Production Company, Series "B", 8.75%, 07/01/12                  90,000          96,975        0.1%
        Stone Energy Corporation, 8.25%, 12/15/11                                            325,000         335,562        0.5%
        Swift Energy Company, 9.375%, 05/01/12                                               125,000         134,375        0.2%
        Vintage Petroleum, Inc., 7.875%, 05/15/11                                            375,000         391,875        0.6%
                                                                                                     ----------------  ----------
                                                                                                           2,706,112        4.0%
     PACKAGING & CONTAINERS
     ----------------------
        Berry Plastics Corporation, 10.75%, 07/15/12                                         275,000         295,625        0.4%
        Jefferson Smurfit Corporation (U.S.), 8.25%, 10/01/12                                475,000         456,000        0.7%
        Owens-Brockway Glass Container Inc., 7.75%, 05/15/11                                  25,000          26,094        0.0%
        Pliant Corporation, 11.125%, 09/01/09                                                 60,000          53,400        0.1%
        Radnor Holdings Corporation, 11.0%, 03/15/10                                         150,000         121,500        0.2%
        Tekni-Plex, Inc., Series "B", 12.75%, 06/15/10                                        50,000          27,250        0.0%
        Tekni-Plex, Inc., 144A, 8.75%, 11/15/13                                              200,000         176,000        0.3%
                                                                                                     ----------------  ----------
                                                                                                           1,155,869        1.7%
     PIPELINES
     ---------
        Dynegy Holdings Inc., 7.125%, 05/15/18                                             1,250,000       1,112,500        1.6%
        Dynegy Holdings Inc., 7.625%, 10/15/26                                               300,000         267,000        0.4%
        El Paso Corporation, 7.875%, 06/15/12                                                375,000         386,250        0.6%
        El Paso Corporation, MTN, 7.8%, 08/01/31                                             525,000         523,688        0.8%
        El Paso Corporation, MTN, 7.75%, 01/15/32                                            725,000         726,812        1.1%
        The Williams Companies, Inc., 7.625%, 07/15/19                                       125,000         134,062        0.2%
        The Williams Companies, Inc., 7.875%, 09/01/21                                       750,000         811,875        1.2%
        The Williams Companies, Inc., 8.75%, 03/15/32                                        500,000         580,000        0.8%
                                                                                                     ----------------  ----------
                                                                                                           4,542,187        6.7%
     PRINTING & PUBLISHING
     ---------------------
        CBD Media Holdings LLC and CBD Holdings Finance, Inc., 9.25%, 07/15/12               400,000         400,000        0.6%
        Dex Media West LLC and Dex Media Finance Company, Series "B", 9.875%, 08/15/13       100,000         111,000        0.2%
        Dex Media, Inc., 0.0% to 11/15/08, 9.0% to maturity (c),  11/15/13                   325,000         258,375        0.4%
        Dex Media, Inc., 0.0% to 11/15/08, 9.0% to maturity (c),  11/15/13                   375,000         298,125        0.4%
                                                                                                     ----------------  ----------
                                                                                                           1,067,500        1.6%

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                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2005
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                     % OF NET
                                                                                          AMOUNT          VALUE         ASSETS
                                                                                          ------          -----         ------
     REAL ESTATE
     -----------
        CB Richard Ellis Services, Inc., 9.75%, 05/15/10                                     162,000         176,580        0.3%
                                                                                                     ----------------  ----------
     REITS
     -----
        FelCor Lodging LP, 8.5%, 06/01/11                                                    350,000         383,250        0.6%
        Host Marriott, LP, Series "I", 9.5%, 01/15/07                                        200,000         207,000        0.3%
        Host Marriott, LP, Series "O", 6.375%, 03/15/15                                      500,000         498,750        0.7%
        Meristar Hospitality Corporation, 9.125%, 01/15/11                                   250,000         272,500        0.4%
        MeriStar Hospitality Operating Partnership, LP and MeriStar Hospitality Finance
        Corporation, 10.5%, 06/15/09                                                         150,000         158,062        0.2%
        Omega Healthcare Investors, Inc., 7.0%, 04/01/14                                     400,000         401,500        0.6%
                                                                                                     ----------------  ----------
                                                                                                           1,921,062        2.8%
     RETAIL
     ------
        Carrols Corporation, 9.0%, 01/15/13                                                  225,000         218,812        0.3%
        Finlay Fine Jewelry Corporation, 8.375%, 06/01/12                                    150,000         135,000        0.2%
        Friendly Ice Cream Corporation, 8.375%, 06/15/12                                     200,000         178,000        0.3%
        Home Interiors & Gifts, Inc., 10.125%, 06/01/08                                      300,000         210,000        0.3%
        The Neiman Marcus Group, Inc., 144A, 10.375%, 10/15/15                               125,000         127,031        0.2%
                                                                                                     ----------------  ----------
                                                                                                             868,843        1.3%
     SEMICONDUCTORS
     --------------
        Amkor Technology, Inc., 9.25%, 02/15/08                                               25,000          24,250        0.0%
        Amkor Technology, Inc. 10.5%, 05/01/09                                               325,000         299,000        0.4%
        Amkor Technology, Inc., 7.125%, 03/15/11                                             125,000         110,000        0.2%
                                                                                                     ----------------  ----------
                                                                                                             433,250        0.6%
     TELECOMMUNICATIONS
     ------------------
        American Tower Escrow Corporation, Zero Coupon, 08/01/08                             100,000          78,250        0.1%
        Centennial Cellular Operating Co. LLC and Centennial Communications Corporation,
        10.125%, 06/15/13                                                                    450,000         489,375        0.7%
        Insight Midwest, LP and Insight Capital, Inc., 9.75%, 10/01/09                       175,000         180,250        0.3%
        Insight Midwest, LP and Insight Capital, Inc., 9.75%, 10/01/09                       250,000         257,500        0.4%
        Lucent Technologies Inc., 6.45%, 03/15/29                                          1,025,000         878,938        1.3%
        MCI, Inc., 8.735%, 05/01/14                                                          360,000         398,250        0.6%
        Nextel Communications, Inc., Series "E", 6.875%, 10/31/13                             50,000          52,161        0.1%
        Nextel Communications, Inc., Series "D", 7.375%, 08/01/15                          1,100,000       1,160,850        1.7%
        Qwest Communications International Inc., 144A, 7.5%, 02/15/14                        210,000         215,775        0.3%
        Qwest Communications International, Inc., 7.5%, 02/15/14                              45,000          46,238        0.1%
        Qwest Corporation, 8.875%, 03/15/12                                                  375,000         422,812        0.6%
        Qwest Corporation, 7.5%, 06/15/23                                                     75,000          74,531        0.1%
        Qwest Corporation, 6.875%, 09/15/33                                                  445,000         418,300        0.6%
        SBA Communications Corporation, 8.5%, 12/01/12                                        81,000          89,910        0.1%
        SBA Telecommunications, Inc. and SBA Communications Corporation, 0.0% to 12/15/07,
        9.75% to maturity (c), 12/15/11                                                      212,000         196,630        0.3%
        UbiquiTel Operating Company, 9.875%, 03/01/11                                        400,000         443,000        0.6%
        US Unwired Inc., Series "B", 10.0%, 06/15/12                                         350,000         393,750        0.6%
        World Access, Inc., 13.25%, 01/15/08 (a)                                             500,000          25,000        0.0%
        Zeus Special Subsidiary Ltd. and Intelsat, Ltd., 144A, 0.0% to 02/01/10, 9.25%
        to maturity (c), 02/01/15                                                            225,000         147,938        0.2%
                                                                                                     ----------------  ----------
                                                                                                           5,969,458        8.7%
     TELEVISION, CABLE & RADIO
     -------------------------
        Cablevision Systems Corporation, Series "B", 8.716% FRN, 04/01/09                    200,000         202,000        0.3%
        Charter Communications Holdings, LLC and Charter Communications Holdings Capital
        Corporation, 144A, 0.0% to 01/15/06, 13.5% to maturity (c), 01/15/14                 150,000         100,875        0.1%
        Charter Communications Holdings, LLC and Charter Communications Holdings Capital
        Corporation, 144A, 10.0%, 05/15/14                                                   284,000         161,170        0.2%
        Charter Communications Holdings, LLC and Charter Communications Holdings Capital
        Corporation, 144A, 0.0% to 05/15/06, 11.75% to maturity (c), 05/15/14                225,000         124,875        0.2%
        Charter Communications Holdings, LLC and Charter Communications Holdings Capital
        Corporation, 144A, 0.0% to 01/15/07, 12.125% to maturity (c), 01/15/15               100,000          47,250        0.1%
        Charter Communications Holdings, LLC and Charter Communications Holdings Capital
        Corporation, 144A, 11.0%, 10/01/15                                                 1,109,000         931,560        1.4%
        DIRECTV Holdings LLC and DIRECTV Financing Company, Inc., 8.375%, 03/15/13           195,000         209,625        0.3%
        Echostar DBS Corporation, 6.625%, 10/01/14                                           495,000         474,581        0.7%
        LodgeNet Entertainment Corporation, 9.5%, 06/15/13                                   450,000         489,375        0.7%
        Mediacom Broadband LLC, 11.0%, 07/15/13                                              450,000         483,750        0.7%
        Radio One, Inc., Series "B", 8.875%, 07/01/11                                        275,000         290,125        0.4%
        Young Broadcasting Inc., 10.0%, 03/01/11                                             400,000         374,500        0.5%
                                                                                                     ----------------  ----------
                                                                                                           3,889,686        5.6%

------------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2005
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                     % OF NET
                                                                                          AMOUNT          VALUE         ASSETS
                                                                                          ------          -----         ------
     TRANSPORTATION
     --------------
        Horizon Lines, LLC, 9.0%, 11/01/12                                                   118,000         124,195        0.2%
        The Holt Group, Inc., 9.75%, 01/15/06 (a) (b)                                        500,000               0        0.0%
                                                                                                     ----------------  ----------
                                                                                                             124,195        0.2%
                                                                                                     ----------------  ----------
Total Domestic  (cost $59,111,564)                                                                        56,309,052       82.1%

FOREIGN (d)
-----------
     CHEMICALS
     ---------
        Methanex Corporation, 8.75%, 08/15/12                                                300,000         333,750        0.5%
        Rhodia SA, 10.25%, 06/01/10                                                           50,000          54,750        0.1%
        Rhodia SA, 7.625%, 06/01/10                                                          225,000         226,125        0.3%
        Rhodia SA, 8.875%, 06/01/11                                                          300,000         307,500        0.4%
                                                                                                     ----------------  ----------
                                                                                                             922,125        1.3%
     DIVERSIFIED MANUFACTURER
     ------------------------
        Invensys PLC, 144A, 9.875%, 03/15/11                                                 225,000         222,750        0.3%
                                                                                                     ----------------  ----------
     FINANCIAL SERVICES
     ------------------
        BCP Crystal US Holdings Corporation, 9.625%, 06/15/14                                358,000         398,275        0.6%
                                                                                                     ----------------  ----------
     FOREST PRODUCTS & PAPER
     -----------------------
        Abitibi-Consolidated Inc., 8.55%, 08/01/10                                           100,000         101,250        0.1%
        Abitibi-Consolidated Inc., 8.85%, 08/01/30                                           255,000         218,025        0.3%
        Norske Skog Canada Ltd., Series "D", 8.625%, 06/15/11                                400,000         382,000        0.6%
                                                                                                     ----------------  ----------
                                                                                                             701,275        1.0%
     HOLDING COMPANIES
     -----------------
        JSG Funding PLC, 9.625%, 10/01/12                                                    410,000         410,000        0.6%
                                                                                                     ----------------  ----------
     PHARMACEUTICALS
     ---------------
        Herbalife Ltd. and WH Capital Corporation, 9.5%, 04/01/11                            300,000         324,000        0.5%
                                                                                                     ----------------  ----------
     PRINTING & PUBLISHING
     ---------------------
        Yell Finance BV, 10.75%, 08/01/11                                                    341,000         368,280        0.5%
                                                                                                     ----------------  ----------
     RETAIL
     ------
        The Jean Coutu Group (PJC) Inc., 8.5%, 08/01/14                                      225,000         205,875        0.3%
                                                                                                     ----------------  ----------
     TELECOMMUNICATIONS
     ------------------
        Intelsat (Bermuda), Ltd., 144A, 8.695% FRN, 01/15/12                                 150,000         152,438        0.2%
                                                                                                     ----------------  ----------
Total Foreign (cost $3,715,010)                                                                            3,705,018        5.3%
                                                                                                     ----------------  ----------
Total Corporate Bonds (cost $62,826,574)                                                                  60,014,070       87.4%

CONVERTIBLE BONDS
-----------------
     TELECOMMUNICATIONS
     ------------------
        American Tower Corporation, 5.0%, 02/15/10                                           125,000         123,906        0.2%
                                                                                                     ----------------  ----------
Total Convertible Bonds (cost $67,540)                                                                       123,906        0.2%


                                                                                          SHARES          VALUE
                                                                                          ------          -----
WARRANTS, COMMON & PREFERRED STOCKS
-----------------------------------
        Alamosa Holdings, Inc., Series "B", 7.5% (Convertible Preferred Stock)                   645         884,376        1.3%
        American Tower Corporation, 08/01/08  (Warrants)*                                        100          38,226        0.1%
        American Tower Corporation, Class "A" (Common Stock)*                                 21,571         584,574        0.9%
        Applied Extrusion Technologies, Inc. (Common Stock) (b) (e)*                           8,658          62,770        0.1%
        Axiohm Transaction Solutions, Inc. (Common Stock) (b) (e)*                             4,056               0        0.0%
        Brown Jordan International, Inc., 08/15/07 (Warrants) (b)*                               250               2        0.0%
        ContinentalAFA Dispensing Company (Common Stock) (b) (e)*                             17,241          94,826        0.1%
        Leap Wireless International, Inc., 04/15/10  (Warrants) (b)*                             200               0        0.0%
        Liberty Global, Inc., Class "A" (Common Stock)*                                       13,142         295,695        0.4%
        Liberty Global, Inc., Class "C" (Common Stock)*                                       13,142         278,610        0.4%
        Mattress Discounters Corporation, 07/15/07  (Warrants) (b)*                              250               0        0.0%
        Mattress Discounters Corporation (Common Stock) (b)*                                   3,747               0        0.0%
        NTL Inc. (Common Stock)*                                                               8,123         553,014        0.8%
        TCR Holding Corporation, Class "B" (Preferred Stock) (b)*                                602               1        0.0%
        TCR Holding Corporation, Class "C" (Preferred Stock) (b)*                                331               0        0.0%
        TCR Holding Corporation, Class "D" (Preferred Stock) (b)*                                873               1        0.0%
        TCR Holding Corporation, Class "E" (Preferred Stock) (b)*                              1,807               2        0.0%
        Telewest Global, Inc. (Common Stock)*                                                 15,587         371,282        0.5%
        UbiquiTel Inc., 04/15/10  (Warrants) (b)*                                                375               4        0.0%
        World Access, Inc. (Common Stock)*                                                     1,571               1        0.0%
                                                                                                     ----------------  ----------
Total Warrants, Common & Preferred Stocks (cost $2,927,711)                                                3,163,384        4.6%
Total Investment Portfolio excluding repurchase
     agreement (cost $65,821,825)                                                                         63,301,360       92.2%
                                                                                                     ----------------  ----------

------------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                         DECEMBER 31, 2005
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                   PRINCIPAL                     % OF NET
                                                    AMOUNT          VALUE         ASSETS
                                                    ------          -----         ------
REPURCHASE AGREEMENT
--------------------

Repurchase Agreement with State Street
Bank and Trust Company, dated December 30,
2005 @ 3.25% to be repurchased at
$4,456,609 on January 3, 2006,
collateralized by $4,590,000 United States
Treasury Notes, 4.0% due June 15, 2009,
(market value $4,541,625 including interest)
(cost $4,455,000) . . . . . . . . . . . . . . . .                   4,455,000       6.5%
                                                               ---------------- ----------
TOTAL INVESTMENT PORTFOLIO (COST $70,276,826)(f)                   67,756,360      98.7%
OTHER ASSETS AND LIABILITIES, NET,                                    879,620       1.3%
                                                               ---------------- ----------
NET ASSETS                                                     $   68,635,979     100.0%
                                                               ================ ==========


--------
* Non-income producing security.
(a)  Bond is in default.
(b) Securities are fair valued according to procedures adopted by the Board of Trustees.
(c)  Bonds reset to applicable coupon rate at a  future date.
(d)  U.S. dollar denominated.
(e)  Private Placement security
(f) The aggregate identified cost for federal income tax net unrealized depreciation of $2,520,466 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $4,017,448 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $6,537,914.

144A-Securities purchased in a transaction exempt from registration pursuant to conditions of Rule 144A under the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. Some of these securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities.

FRN - Floating Rate Notes reset their interest rate on a semiannually or quarterly basis.

MTN - Medium Term Note

ITEM 2.  CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of HERITAGE INCOME TRUST have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of HERITAGE INCOME TRUST that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3.  EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of HERITAGE INCOME TRUST as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                               HERITAGE INCOME TRUST
Date:    February 28, 2006


                                               /s/ K.C. Clark
                                               ---------------------------------
                                               K.C. Clark
                                               Executive Vice President and
                                               Principal Executive Officer




     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    February 28, 2006

                                               /s/ K.C. Clark
                                               ---------------------------------
                                               K.C. Clark
                                               Executive Vice President and
                                               Principal Executive Officer


Date:    February 28, 2006

                                               /s/ Andrea N. Mullins
                                               ---------------------------------
                                               Andrea N. Mullins
                                               Principal Financial Officer and
                                               Treasurer